Investment Objectives and Goals - TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6)
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.